Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Taxes [Abstract]
Schedule of Income Tax Provision (Benefit)	The components of the income tax provision (benefit) are as follows:
	For the six months ended June 30,
	2023	2022
Current
Mainland China	$391	$168,387

Deferred
Mainland China	(232)	837,870
Total	$159	$1,006,257

Loss Before Income Taxes was Attributable to the Following Geographic Locations	Loss before income taxes was attributable to the following geographic locations for the six months ended June 30, 2023 and 2022:
	For the six months ended June 30,
	2023	2022

Mainland China	$(3,753,164)	$(4,559,780)
Others	(2,073,986)	(1,800,450)
Total	$(5,827,150)	$(6,360,230)

Schedule of Income Before Income Taxes and the Actual Provision of Income Taxes	Reconciliation between the provision for income taxes computed by applying the Mainland China EIT rate of 25% to loss before income taxes and the actual provision of income taxes is as follows:
	For the six months ended June 30,
	2023	2022

Loss before income taxes	$(5,827,150)	$(6,360,230)
PRC EIT rate	25%	25%
Income taxes computed at statutory EIT rate	$(1,456,788)	$(1,590,058)
Reconciling items:
Effect of tax holiday and preferential tax rate	488,537	422,705
Effect of tax rates in foreign jurisdictions	181,141	450,113
Change in valuation allowance	448,734	1,736,238
Effect of non-deductible expense	1,390	514
Effect of share-based compensation	337,145	-
Super deduction of qualified R&D expenditures	-	(13,255)
Income tax expense	$159	$1,006,257
Effective tax rate	0.00%	(15.82)%

Schedule of Deferred Tax Assets	Significant components of deferred tax assets and liabilities were as follows:
	As of June 30, 2023	As of December 31, 2022
Deferred tax assets
Net operating loss carry forwards	$2,265,124	$1,934,559
Provision for doubtful debts	1,400,983	1,439,947
Impairment on inventory	382,819	398,578
Impairment of long-lived assets	160,683	163,420
Deferred tax assets, gross	4,209,609	3,936,504
Less: valuation allowance	(4,209,609)	(3,936,504)
Deferred tax assets, net	$-	$-

Deferred tax liabilities
Assets acquired in the asset acquisition	$191,470	$199,583

Schedule of Expiration of Carry Forward Operating Loss	The following is a schedule of expiration of carry forward operating loss as of June 30, 2023:
For the years ending December 31,
2023	$5,148
2024	502,110
2025	159,545
2026	12,384
2027	5,109,048
2028	3,308,119
Total	$9,096,354